Business Combinations (Details) - Schedule of Purchase Consideration at Fair Value $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Purchase consideration at fair value:
Cash consideration	$ 1,420
Total consideration	1,420
Assets acquired and liabilities assumed at fair value:
Merchandise inventory	483
Prepaid expenses and other current assets	6
Property and equipment	19
Goodwill	1,168
Customer deposits	(256)
Net assets acquired	1,420
Updated Allocation [Member]
Purchase consideration at fair value:
Cash consideration	180,000
Common stock	12,264
Working capital adjustment	32,411
Total consideration	224,675
Assets acquired and liabilities assumed at fair value:
Cash	5,897
Receivables	17,141
Vendor deposits	15,000
Merchandise inventory	21,634
Prepaid expenses and other current assets	2,194
Property and equipment	1,891
Right-of-use operating lease assets	1,834
Customer relationships	23,399
Tradenames	25,567
Goodwill	185,720
Accounts payable and accrued expenses	(45,715)
Customer deposits	(17,536)
Notes payable	(1,527)
Finance lease liabilities	(215)
Right-of-use operating lease liabilities	(1,834)
Net deferred tax liabilities	(8,775)
Net assets acquired	$ 224,675